UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31

Date of reporting period:	08/31/2007

     The following Form N-Q relates only to Dreyfus Premier Equity Income Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Equity Income Fund
August 31, 2007 (Unaudited)

Common Stocks--94.4%	Shares	Value ($)

Consumer Discretionary--8.4%
Barnes & Noble	200	7,214
Choice Hotels International	300	11,244
Family Dollar Stores	200	5,856
Interactive Data	500	13,670
J.C. Penney	100	6,876
McDonald's	300	14,775
McGraw-Hill Cos.	125	6,307
NIKE, Cl. B	200	11,268
Nordstrom	200	9,620
Snap-On	200	9,796
Staples	300	7,125
Walt Disney	600	20,160
Wolverine World Wide	200	5,258
		129,169
Consumer Hard Goods--2.4%
General Motors	500	15,370
Harley-Davidson	100	5,379
Hasbro	300	8,463
Steelcase, Cl. A	400	7,056
		36,268
Consumer Staples--7.4%
Coca-Cola	500	26,890
ConAgra Foods	300	7,713
H.J. Heinz	175	7,891
Kellogg	100	5,493
Loews - Carolina Group	150	11,418
McCormick & Co.	325	11,648
PepsiCo	300	20,409
Procter & Gamble	100	6,531
Reynolds American	250	16,530
		114,523
Energy--12.0%
Chevron	500	43,880
ConocoPhillips	325	26,614
Exxon Mobil	775	66,441
Frontline	325	15,184
Marathon Oil	250	13,472
Overseas Shipholding Group	125	8,925
Valero Energy	150	10,277
		184,793
Financial--19.3%
Aspen Insurance Holdings	300	7,527
Bank of America	725	36,743
CapitalSource	400	7,132
Chubb	300	15,339
CIT Group	100	3,757
Citigroup	725	33,988
Fannie Mae	300	19,683
Goldman Sachs Group	125	22,001
Hartford Financial Services Group	125	11,114
Host Hotels & Resorts	450	10,030

JPMorgan Chase & Co.	650	28,938
MCG Capital	500	7,260
Merrill Lynch & Co.	200	14,740
MetLife	200	12,810
Moody's	125	5,731
People's United Financial	520	9,194
PNC Financial Services Group	100	7,037
Regions Financial	200	6,260
Ventas	200	7,616
Wachovia	275	13,469
Washington Mutual	325	11,934
Whitney Holding	200	5,540
		297,843
Health Care--11.3%
Aetna	300	15,273
Becton, Dickinson & Co.	100	7,694
Biovail	225	3,942
CIGNA	75	3,876
Humana	200 a	12,818
Johnson & Johnson	600	37,074
McKesson	325	18,593
Merck & Co.	600	30,102
Pfizer	1,025	25,461
Quest Diagnostics	125	6,844
UnitedHealth Group	250	12,502
		174,179
Industrial--9.1%
Equifax	100	3,852
General Dynamics	225	17,676
General Electric	800	31,096
Ingersoll-Rand, Cl. A	225	11,684
Lockheed Martin	200	19,828
Norfolk Southern	100	5,121
Pitney Bowes	325	14,518
Raytheon	350	21,469
Waste Management	400	15,068
		140,312
Information Technology--12.4%
Accenture, Cl. A	525	21,635
ADTRAN	300	8,019
Analog Devices	150	5,532
Applied Materials	675	14,418
FactSet Research Systems	100	5,993
Hewlett-Packard	375	18,506
Imation	175	5,091
Infosys Technologies, ADR	250	11,928
International Business Machines	100	11,669
Linear Technology	200	6,798
Maxim Integrated Products	250	7,503
Microchip Technology	275	10,593
Microsoft	625	17,956
Motorola	600	10,170
Nokia, ADR	400	13,152
QUALCOMM	300	11,967
Texas Instruments	275	9,416
		190,346
Materials--3.4%
Ashland	200	11,958

Dow Chemical	400		17,052
International Paper	300		10,533
Nucor	125		6,613
Wausau Paper	500		5,615
			51,771
Telecommunication Services--4.2%
AT & T	750		29,903
BCE	300		11,460
Bell Aliant Regional (Units)	23	a,b	0
Citizens Communications	600		8,706
Windstream	1,000		14,280
			64,349
Utilities--4.5%
Atmos Energy	375		10,541
Duke Energy	500		9,170
OGE Energy	75		2,529
PG & E	275		12,238
Pinnacle West Capital	300		11,952
Puget Energy	300		6,999
Sempra Energy	150		8,254
UGI	300		7,665
			69,348

Total Investments (cost $1,327,460)	94.4%		1,452,901
Cash and Receivables (Net)	5.6%		86,419
Net Assets	100.0%		1,539,320

ADR - American Depository Receipts
a	Non-income producing security.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, this security amounted to $0 or 0.0% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 23, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)